PRELIMINARY PURCHASE PRICE ALLOCATIONS	9 Months Ended
May 31, 2025
PRELIMINARY PURCHASE PRICE ALLOCATIONS
PRELIMINARY PURCHASE PRICE ALLOCATIONS

2. PRELIMINARY PURCHASE PRICE ALLOCATIONS

The preliminary purchase price for NVG has been allocated to the assets acquired and liabilities assumed for purposes of this pro forma financial information based on their estimated relative fair values. The purchase price allocations herein are preliminary. The final purchase price allocations for NVG will be determined after completion of a thorough analysis to determine the fair value of all assets acquired and liabilities assumed but in no event later than one year following completion of the Acquisition. Accordingly, the final Acquisition accounting adjustments could differ materially from the accounting adjustments included in the pro forma financial statements presented herein. Any increase or decrease in the fair value of the assets acquired and liabilities assumed, as compared to the information shown herein, could also change the portion of purchase price allocable to goodwill and could impact the operating results of the Company following the Acquisition due to differences in purchase price allocation, depreciation and amortization related to some of these assets and liabilities.

Preliminary Purchase Price:

Converible note payable issued to the former shareholders of NVG	5,503,200
Converible note payable to be issued to the former shareholders of NVG, contingent on the outcome of certain claims against NVG	2,751,600
Total preliminary purchase consideration	8,254,800

Preliminary Purchase Price Allocation:

Cash	2,735,835
Trade and other receivables	5,419,101
Inventories	91,405,634
Prepaid expenses and deposits	1,496,126
Right-of-use assets	10,737,623
Property and equipment	2,588,933
Goodwill and intangible assets	903,767
Other financial assets	110,558
Liabilities assumed	(98,211,004)
Gain on bargain purchase	(8,931,773)
Net assets acquired	8,254,800